INFORMATION BY GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
INFORMATION BY GEOGRAPHIC AREA
NOTE 5 - INFORMATION BY GEOGRAPHIC AREA
Property, plant and equipment are reported based on the physical location of the assets:

	At December 31,
(in millions of Euros)	2021	2020
United States	811	777
France	653	646
Germany	266	270
Czech Republic	99	97
Other	119	116
Total	1,948	1,906